EXHIBIT 99

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
September 2006
Distribution Date: 10/16/06

Original Inputs

Total Pool Balance	$3,448,419,727.08

Class A-1 Notes Balance	$510,000,000.00
Class A-1 Notes Rate	4.642%

Class A-2a Notes Balance	$450,000,000.00
Class A-2a Notes Rate	5.030%

Class A-2b Notes Balance	$1,060,000,000.00
Class A-2b Notes Rate	One Month LIBOR + .03%

Class A-3 Notes Balance	$650,000,000.00
Class A-3 Notes Rate	5.030%

Class A-4 Notes Balance	$252,835,000.00
Class A-4 Notes Rate	5.040%

Class B Notes Balance	$126,052,000.00
Class B Notes Rate	5.260%

Class C Notes Balance	$47,270,000.00
Class C Notes Rate	5.550%

Class D Notes Balance	$31,513,000.00
Class D Notes Rate	7.160%

Overcollateralization	$23,634,872.54

Reserve Account Deposit	$15,756,524.36

Discount Rate	8.85%

Part I. Collections
Receipts During the Period	$112,061,882.65
Principal on Administrative Repurchases	277,180.24
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	1,089,793.04
Schedule and Simple Interest Payments Advanced	106,842.85
Schedule Principal Advanced	1,486,993.43

Total Collections Available For the Period	$115,022,692.21

Beginning Pool Aggregate Principal Balance	$2,485,010,612.24
Ending Pool Aggregate Principal Balance	$2,376,603,878.46

Scheduled Principal Collection	$82,282,034.47

Beginning Aggregate Discounted Principal Balance	$2,298,839,474.50
Ending Aggregate Discounted Principal Balance	$2,203,027,038.14

Part II. Distributions to Noteholders and Certificateholders
Total Collections	$115,022,692.21
Plus: Reserve Account Draw	—
Plus: Net Amount Due From Swap Counterparty	239,958.86
Less: Total Servicing Fee	2,070,842.18
Less: Net Amount Due to Swap Counterparty	—
Less: Monthly Interest Due to Noteholders	9,987,002.17
Less: Principal Due to Noteholders	95,812,436.36
Less: Reserve Account Deposit	—
Less: Accumulation Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$7,392,370.36

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
September 2006
Distribution Date: 10/16/06

		Per $1000 of
		Original Principal
Class A-1 Notes Distributable Amount
Monthly Interest	$—	—
Monthly Principal	—	—

Distributable Amount	$—

Class A-2a Notes Distributable Amount
Monthly Interest	$1,458,451.75	3.241004
Monthly Principal	28,553,375.07	63.451945

Distributable Amount	$30,011,826.82

Class A-2b Notes Distributable Amount
Monthly Interest	$3,782,880.84	3.568756
Monthly Principal	67,259,061.29	63.451945

Distributable Amount	$71,041,942.13

Class A-3 Notes Distributable Amount
Monthly Interest	$2,724,583.33	4.191667
Monthly Principal	—	—

Distributable Amount	$2,724,583.33

Class A-4 Notes Distributable Amount
Monthly Interest	$1,061,907.00	4.200000
Monthly Principal	—	—

Distributable Amount	$1,061,907.00

Class B Notes Distributable Amount
Monthly Interest	$552,527.93	4.383333
Monthly Principal	—	—

Distributable Amount	$552,527.93

Class C Notes Distributable Amount
Monthly Interest	$218,623.75	4.625000
Monthly Principal	—	—

Distributable Amount	$218,623.75

Class D Notes Distributable Amount
Monthly Interest	$188,027.57	5.966667
Monthly Principal	—	—

Distributable Amount	$188,027.57

Total Servicing Fee	$2,070,842.18	0.600519

LIBOR Rate effective for current Distribution Period	5.33%

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
September 2006
Distribution Date: 10/16/06

Part III. Payment Ahead and Advances

Payment Ahead Servicing Account
Beginning Payment Ahead Balance	$5,531,014.61
Less: Payments Applied	1,797,280.72
Current Period Payments Ahead Received	826,444.87

Ending Payment Ahead Balance	$4,560,178.76

Advance Account
Beginning Outstanding Unreimbursed Scheduled Principal and Interest Advances	$2,351,869.24
Beginning Outstanding Unreimbursed Simple Interest Advances	338,839.34
Scheduled Principal and Interest Advances	1,593,836.28
Simple Interest Advances	—
Reimbursement of Previous Scheduled Principal and Interest Advances	697,405.19
Reimbursement of Previous Simple Interest Advances	46,392.17

Ending Outstanding Unreimbursed Scheduled Principal and Interest Advances	$3,248,300.33
Ending Outstanding Unreimbursed Simple Interest Advances	$292,447.17

If the full scheduled payment due is not received by the end of month in which it was due the servicer will advance the shortfall for receivables that are not in default. The servicer will be reimbursed for any advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.

Part IV. Balances & Principal Factors
	Beginning of Period	End of Period

Total Pool Balance	$2,485,010,612.24	$2,376,603,878.46
Total Pool Factor	0.7206230	0.6891864
Class A-1 Notes Balance	$—	$—
Class A-1 Notes Principal Factor	—	—
Class A-2a Notes Balance	$347,940,775.43	$319,387,400.35
Class A-2a Notes Principal Factor	0.7732017	0.7097498
Class A-2b Notes Balance	$819,593,826.56	$752,334,765.28
Class A-2b Notes Principal Factor	0.7732017	0.7097498
Class A-3 Notes Balance	$650,000,000.00	$650,000,000.00
Class A-3 Notes Principal Factor	1.0000000	1.0000000
Class A-4 Notes Balance	$252,835,000.00	$252,835,000.00
Class A-4 Notes Principal Factor	1.0000000	1.0000000
Class B Notes Balance	$126,052,000.00	$126,052,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Balance	$47,270,000.00	$47,270,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Balance	$31,513,000.00	$31,513,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beginning of Period	End of Period

Number of Accounts	211,904	184,264	179,658
Weighted Average Coupon	3.85%	3.87%	3.88%
Weighted Average Remaining Term	45.44	39.13	38.43
Weighted Average Age	14.99	22.13	22.90

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
September 2006
Distribution Date: 10/16/06

Part V. Reserve Account

			Per $1000 of
			Original Principal
Beginning Reserve Account Balance		$15,756,524.36
Draw for Servicing Fee		—	—
Draw for Class A-1a Notes Distributable Amount		—	—
Draw for Class A-1b Notes Distributable Amount		—	—
Draw for Class A-2 Notes Distributable Amount		—	—
Draw for Class A-3 Notes Distributable Amount		—	—
Draw for Class A-4 Notes Distributable Amount		—	—
Draw for Class B Notes Distributable Amount		—	—
Draw for Class C Notes Distributable Amount		—	—
Draw for Class D Notes Distributable Amount		—	—
Additions to Reserve Account (for Accumulation Account)		—	—
Additions to Reserve Account		—	—
Releases from Reserve Account		—	—

Ending Reserve Account Balance		$15,756,524.36

Preceding Collection Period
Specified Reserve Account Balance		$15,756,524.36
Reserve Account Balance		$15,756,524.36

Current Collection Period
Specified Reserve Account Balance		$15,756,524.36
Reserve Account Balance		$15,756,524.36

Part VI. Carryover Shortfall
			Per $1000 of
			Original Principal

Noteholders’ Interest Carryover Shortfall		$—	—
Noteholders’ Principal Carryover Shortfall		$—	—

Part VII. Charge Off and Delinquency Rates

		Current Period	Current Period
Charge Off Rate	Average Receivables	Net Charge-Offs	Loss Rate

September 2006	$2,430,807,245.35	$884,969.56	0.4369%
August 2006	$2,543,656,875.63	$841,831.50	0.3971%
July 2006	$2,664,916,823.90	$527,706.20	0.2376%

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate

Total Cumulative Charge Offs	$3,348,884,994.59	$3,542,507.08	0.1058%

Delinquency Rate	Total Accounts	Accounts Over 60	% Delinquent

September 2006	179,658	543	0.3022%
August 2006	184,264	516	0.2800%
July 2006	188,737	525	0.2782%

Delinquency Stratification	Total Accounts	Total $

31-60 days	3,919	$57,559,502.33
61-90 days	520	$8,073,816.95
>90 days	23	$406,614.78

The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2006-1 related to delinquencies, charge-offs and uncollectible accounts.

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
September 2006
Distribution Date: 10/16/06

Part VIII. Prepayment Rate

Month	Prepayment Rate
1	0.728%
2	1.143%
3	1.574%
4	1.173%
5	1.588%
6	1.443%
7	1.649%
8	1.467%
9	1.236%
Part IX. Early Amortization Events / Portfolio Performance Conditions / Trigger Events

Early Amortization Events

1)	Was the Reserve Account Balance less than the Specified
	Reserve Account Balance for Two Consecutive Months?	No

2)	Has an Event of Default occurred?	No

3)	Has a Servicer Default occurred?	No